Loss per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
(in KUSD, except per share amounts)	2022	2021	2022	2021
Loss attributable to owners	(64,374)	(72,569)	(81,035)	(124,096)
Weighted average number of shares outstanding	76,911,713	76,728,714	76,866,968	76,725,210
Basic and diluted loss per share	(0.84)	(0.95)	(1.05)	(1.62)
For the three and six months ended June 30, 2022 and 2021, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Equity Incentive Plan 2019 - Share Options	8,943,320	6,258,291	8,066,461	5,475,476
Equity Incentive Plan 2019 - RSUs	1,908,912	560,967	1,354,432	379,379
Conversion of the principal amount of convertible loans into the Company’s common shares	4,412,840	3,982,206	4,412,840	3,310,623
	15,265,072	10,801,464	13,833,733	9,165,478